Note 5 - Share Capital - Summary of Exercised Restricted Share Units (Details)				12 Months Ended
	Sep. 03, 2025 $ / shares	Jan. 27, 2025 $ / shares	Oct. 18, 2024 $ / shares	Sep. 30, 2025 $ / shares	Sep. 30, 2024
Restricted share units, tranche one [member]
Statement Line Items [Line Items]
RSUs exercised			10,000
RSUs exercised, weighted average share price (in CAD per share)			$ 8.9
Restricted share units, tranche two [member]
Statement Line Items [Line Items]
RSUs exercised			50,000
RSUs exercised, weighted average share price (in CAD per share)			$ 44.48
Restricted share units [member]
Statement Line Items [Line Items]
RSUs exercised	450	55,000		115,450	30,000
RSUs exercised, weighted average share price (in CAD per share)	$ 0.21	$ 21.54		$ 75.13